Loans, net - Summary of classification of direct loan portfolio (Detail) - Gross carrying amount [member] - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Summary of loans receivables [line Items]
Direct loans	S/ 48,249,158	S/ 47,025,350
Commercial loans [member]
Summary of loans receivables [line Items]
Direct loans	21,155,476	21,412,126
Consumer loans [member]
Summary of loans receivables [line Items]
Direct loans	16,325,460	14,967,799
Mortgage loans [member]
Summary of loans receivables [line Items]
Direct loans	9,834,398	9,286,944
Small and micro-business loans [member]
Summary of loans receivables [line Items]
Direct loans	S/ 933,824	S/ 1,358,481